Deferred Tax Assets/(Liabilities) - Summary of Reconciliation to the Consolidated Statement of Financial Position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net deferred tax asset recognised in the statement of financial position	¥ 1,566	¥ 1,662	[1]
Net deferred tax liability recognised in the statement of financial position	(676)	(583)	[1]
Deferred tax liability asset	¥ 890	¥ 1,079		¥ 844

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).